MEZZANINE EQUITY AND WARRANT LIABILITIES (Details)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 07, 2023 $ / shares	Jul. 03, 2022 $ / shares
Risk-free rate of return
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.0437	0.026
Risk-free rate of return | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	4.45	3.95
Risk-free rate of return | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		4.97
Risk-free rate of return | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	4.48	3.94
Estimated volatility rate
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.5329	0.5721
Estimated volatility rate | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	57.91	58.44
Estimated volatility rate | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		45.58
Estimated volatility rate | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	57.17	57.54
Dividend yield
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0	0
Dividend yield | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0	0
Dividend yield | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		0
Dividend yield | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0	0
Spot price of underling ordinary share
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			52.8	1.035
Spot price of underling ordinary share | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	1.52	0.025
Spot price of underling ordinary share | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	1.52	0.025
Exercise price
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			108	1
Exercise price | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	180	0.05
Exercise price | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	180	0.05
Fair value of warrant | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	9	232
Fair value of warrant | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	13